Stock Plans (Tables)	12 Months Ended
Dec. 31, 2025
Titan Pharmaceuticals Inc [Member]
Share-Based Payment Arrangement, Option, Activity [Table Text Block]

We use the Black-Scholes-Merton option-pricing model to estimate the stock-based compensation expense. For the years ended December 31, 2025 and 2024, no stock-based compensation expense was recognized by the Company.

As of December 31, 2025 and 2024, there was no unrecognized compensation expense related to non-vested stock options subject to shareholder approval.